Expense Example - Essential 40 Stock ETF - Essential 40 Stock ETF	Sep. 24, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 72
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	$ 1,149